Related Party Transactions and Balances - Schedule of Nature of Relationships With Related Parties (Details)	12 Months Ended
Dec. 31, 2024
Mr. Zhu Jian [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Chief Executive Officer, Director and Shareholder of the Company
Mr. Wang Jun [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Chief Executive Officer of Weitong and Shareholder of the Company
Mr. Tang Jing [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Chief Financial Officer and Shareholder of the Company
Mr. Tang Yuhua [Member]
Related Party Transaction [Line Items]
Relationship with the Company	An immediate family member of Mr. Tang Jing
Mr. Wang Jixiang [Member]
Related Party Transaction [Line Items]
Relationship with the Company	An immediate family member of Mr. Wang Jun
Scenery Investing Company Limited (“Scenery”) [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Wholly owned by Mr. Tang Jing
Skinist Global Company Limited (“Skinist Global”) [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Company controlled by Mr. Wang Jun
Shanghai Yingtian Financial Information Service Co., Ltd. (“Ying Tian”) [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Company controlled by Mr. Zhu Jian and Mr. Tang Jing
Hong Kong Mimosa Industry (“HK Mimosa”) [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Company controlled by Mr. Wang Jixiang
Shanghai Jingrong Information Co., Ltd. (“Jingrong”) [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Company controlled by the spouse of Mr. Tang Jing
Shanghai Youshan Corporate Consulting Co., Ltd. (“Youshan”) [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Company controlled by Ms. Mu Xuemei, the director of the Company
Shanghai Jing Yu Enterprise Investment Management Co., Ltd. (“Jing Yu”) [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Company controlled by Mr. Wang Jun.
Shanghai Jing Neng Enterprise Co., Ltd. (“Jing Neng”) [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Company controlled by Mr. Wang Jun.
Shanghai Jiantong Trade Center (“Jian Tong”) [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Company controlled by Mr. Wang Jun
Shanghai Shilin Advertising Co., Ltd. (“Shi Lin”) [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Company controlled by Ms. Pan Yue, a supervisor of Weitong, a subsidiary of the Company
Shanghai Tengxin Advertising Co., Ltd. (“Teng Xin”) [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Company controlled by Ms. Pan Yue, a supervisor of Weitong, a subsidiary of the Company
Shanghai Zhimeisi Beauty Technology Co., Ltd (“Zhi Mei Si”) [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Company over which Mr. Zhu Jian owns 20% equity interest and exercises significant influence
Shanghai Libo Medical Beauty Clinic Co., Ltd (“Li Bo”) [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Controlled by Zhi Mei Si and ceased to be a related party of the Company in 2025 as it was disposed of by Zhi Mei Si